INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Assets [Abstract]
Beginning balance	$ 324.6	$ 195.2
Acquisitions via business combinations(1)		4.3
Foreign exchange		(8.3)
Recognized in equity	(22.3)
Recognized in net loss		133.4
Recognized in other comprehensive loss		0.0
Ending balance		324.6	$ 195.2
Reconciliation Of Changes In Deferred Tax Liabilities [Abstract]
Beginning balance	1,058.4	954.3
Acquisitions via business combinations(1)	262.1	131.8
Foreign exchange	(4.2)	(23.0)
Recognized in net loss	(122.4)	(27.2)
Recognized in other comprehensive loss	(5.1)	22.5
Ending balance	1,188.8	1,058.4	954.3
Net deferred income tax liabilities
Beginning balance	733.8	759.1
Acquisitions via business combinations(1)	123.4	127.5
Foreign exchange	(1.6)	(14.7)
Recognized in net loss	(362.2)	(160.6)
Recognized in other comprehensive loss	(5.1)	22.5
Ending balance	466.0	733.8	759.1
Net deferred income tax liabilities	733.8	759.1	759.1
Measurement period adjustments		0.0	46.8
Before deferred tax asset non-recognition
Reconciliation Of Changes In Deferred Tax Assets [Abstract]
Beginning balance	324.6	215.5
Acquisitions via business combinations(1)	138.7	4.3
Foreign exchange	(2.6)	(8.0)
Recognized in equity	22.3
Recognized in net loss	239.8	112.8
Recognized in other comprehensive loss		0.0
Ending balance	722.8	324.6	215.5
Deferred tax asset non-recognition
Reconciliation Of Changes In Deferred Tax Assets [Abstract]
Beginning balance	0.0	20.3
Acquisitions via business combinations(1)		0.0
Foreign exchange		(0.3)
Recognized in net loss		20.6
Recognized in other comprehensive loss		0.0
Ending balance		0.0	20.3
Accrued liabilities | Before deferred tax asset non-recognition
Reconciliation Of Changes In Deferred Tax Assets [Abstract]
Beginning balance	2.5	5.4
Acquisitions via business combinations(1)	6.1	(0.1)
Foreign exchange	0.0	(0.3)
Recognized in net loss	1.5	(2.5)
Recognized in other comprehensive loss		0.0
Ending balance	10.1	2.5	5.4
Other
Reconciliation Of Changes In Deferred Tax Liabilities [Abstract]
Beginning balance	3.3	11.7
Acquisitions via business combinations(1)	8.9	0.0
Foreign exchange	2.2	0.5
Recognized in net loss	(115.7)	7.9
Recognized in other comprehensive loss		0.0
Ending balance	107.9	3.3	11.7
Other | Before deferred tax asset non-recognition
Reconciliation Of Changes In Deferred Tax Assets [Abstract]
Beginning balance	50.8	28.0
Acquisitions via business combinations(1)	0.0	14.5
Foreign exchange	(0.4)	(2.0)
Recognized in equity	22.3
Recognized in net loss	33.3	10.3
Recognized in other comprehensive loss		0.0
Ending balance	106.0	50.8	28.0
Property, plant and equipment related temporary differences
Reconciliation Of Changes In Deferred Tax Liabilities [Abstract]
Beginning balance	383.4	309.0
Acquisitions via business combinations(1)	212.1	50.8
Foreign exchange	(2.2)	(11.8)
Recognized in net loss	77.9	35.4
Recognized in other comprehensive loss		0.0
Ending balance	671.2	383.4	309.0
Intangible assets related temporary differences
Reconciliation Of Changes In Deferred Tax Liabilities [Abstract]
Beginning balance	663.4	664.5
Acquisitions via business combinations(1)	41.1	81.0
Foreign exchange	(4.2)	(11.7)
Recognized in net loss	(84.6)	(70.4)
Recognized in other comprehensive loss		0.0
Ending balance	615.7	663.4	664.5
Decommissioning, restoration and rehabilitation costs related temporary differences | Before deferred tax asset non-recognition
Reconciliation Of Changes In Deferred Tax Assets [Abstract]
Beginning balance	55.0	40.0
Acquisitions via business combinations(1)	64.2	2.2
Foreign exchange	(0.7)	(1.3)
Recognized in net loss	61.4	14.1
Recognized in other comprehensive loss		0.0
Ending balance	179.9	55.0	40.0
Unused tax losses | Before deferred tax asset non-recognition
Reconciliation Of Changes In Deferred Tax Assets [Abstract]
Beginning balance	216.3	142.1
Acquisitions via business combinations(1)	68.4	(12.3)
Foreign exchange	(1.5)	(4.4)
Recognized in net loss	143.6	90.9
Recognized in other comprehensive loss		0.0
Ending balance	426.8	216.3	142.1
Derivatives related temporary differences
Reconciliation Of Changes In Deferred Tax Liabilities [Abstract]
Beginning balance	14.9	7.5
Acquisitions via business combinations(1)	0.0	0.0
Foreign exchange	0.0	0.0
Recognized in net loss	0.0	(0.1)
Recognized in other comprehensive loss	(5.1)	22.5
Ending balance	$ 9.8	$ 14.9	$ 7.5